Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of the Share Options Activities
A summary of the share options activities for years ended December 31, 2020, 2021 and 2022:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2019	402,500	0.75
Granted	424,698	1.26
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Expired	—	—

Outstanding as of December 31, 2020	827,198	1.01
Granted	181,750	0.57
Exercised	(62,416)	0.58
Forfeited	(135,700)	0.57
Cancelled	—	—
Expired	—	—

Outstanding as of December 31, 2021	810,832	1.02
Granted	797,700	0.99
Exercised	(53,538)	0.58
Forfeited	(178,252)	0.97
Cancelled	—	—
Expired	—	—

Outstanding as of December 31, 2022	1,376,742	1.03

Vested and expected to vest as of December 31, 2022	1,376,742	1.03	6.95	20,819

Exercisable as of December 31, 2022	693,544	0.99	6.46	16,855

Schedule of Information Relating to Options Outstanding and Exercisable
Information relating to options outstanding and exercisable as of December 31, 2022 is as follows:

Options outstanding as of December 31, 2022			Options exercisable as of December 31, 2022
Number of Shares	Exercise Price per Share	Remaining Contractual Life	Number of Shares	Exercise Price per Share	Remaining Contractual Life
	USD	Years		USD	Years
208,496	0.58	5.85	208,496	0.58	5.85
16,800	0.53	6.21	15,550	0.53	6.21
849,396	1.26	6.60	424,698	1.26	6.60
102,050	0.57	8.01	44,800	0.57	8.01
200,000	0.79	9.11

1,376,742	1.03	6.95	693,544	0.99	6.46

Summary of Assumptions Used in the Valuation Model
The Company calculated the fair value of the share options on the grant date, for the years ended December 31, 2020, 2021 and 2022, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended December 31,
	2020	2021	2022
Expected dividend yield	0%	0%	0%
Expected volatility	57%	70%	67%
Expected term	6.04	5.40	4.17/4.79/6.25
Risk-free interest rate (per annum)	0.67%	0.90%	2.08%/2.78%/1.84%

Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Expense Recognized for Non-vested Shares

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	—	62,224	59,874
Research and development	—	6,944	4,785
Sales and marketing	—	6,806	35,546
General and administrative	316,815	476,435	935,582

Total share-based compensation expense	316,815	552,409	1,035,787

Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Expense Recognized for Non-vested Shares	Compensation expense recognized for
non-vested
shares for the years ended December 31, 2020, 2021 and 2022 is allocated to the following expense items:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	—	27,806	29,057
Research and development	74,861	3,692	—
Sales and marketing	—	11,741	40,655
General and administrative	1,385,107	444,324	354,256

Total share-based compensation expense	1,459,968	487,563	423,968

Summary of the Non-vested Shares Activities
A summary of the
non-vested
shares activities for the year ended December 31, 2020, 2021 and 2022 is presented below:

	Number of shares	Weighted average grant date fair value
		USD
Outstanding at December 31, 2019	1,102,136	0.933
Granted	—	—
Vested	(484,678)	1.043
Forfeited	(14,370)	0.907
Cancelled	—	—

Outstanding at December 31, 2020	603,088	0.955
Granted	77,500	1.545
Vested	(419,752)	1.112
Forfeited	(61,500)	1.545
Cancelled	—	—

Outstanding at December 31, 2021	199,336	0.671
Granted	350,500	0.841
Vested	(199,336)	0.671
Forfeited	(52,750)	0.615
Cancelled	—	—

Outstanding at December 31, 2022	297,750	0.881